Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Components of Tax Expense (Income)
(a)
Tax expense/(credit)

	2022	2021	2020
	$’000	$’000	$’000
Tax expense attributable to profit is made up of:
- Current income tax	1,204	291	1,417
- Under/(Over) provision of income tax in prior financial year	63	(25)	(743)
- Deferred income tax (Note 23)	(395)	(669)	(140)
- Withholding tax	228	70	25
	1,100	(333)	559

Summary of Standard Rate of Income Tax

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2022	2021	2020
	$’000	$’000	$’000
Loss before tax	(128,120)	(187,746)	(13,849)
Tax calculated at tax rate of 17% (2021 and 2020: 17%)	(21,780)	(31,917)	(2,354)
Effects of:
- Different tax rates in other countries	(4,275)	(1,744)	(1,033)
- Expenses not deductible for tax purposes	24,689	8,370	5,021
- Income not subject to tax	(880)	(539)	(699)
- Fair value losses/(gains) on financial instruments	—	21,105	(2,782)
- Tax incentives	—	—	(510)
- Utilisation of previously unrecognised capital allowances	—	(1,740)	—
- Utilisation of previously unrecognised merger and acquisition allowances	(1,743)	—	—
- Deferred tax assets not recognised	4,805	6,087	3,634
- Withholding tax	228	70	25
- Under/(Over) provision of tax in prior financial year	63	(25)	(743)
- Overprovision of deferred income tax in prior financial year	(7)	—	—
Tax expense/(credit)	1,100	(333)	559

Summary of Movement in Current Income Tax Liabilities
(b)
Movement in current income tax liabilities

	2022	2021
	$’000	$’000
Beginning of financial year	4,554	5,492
Income tax paid	(1,586)	(2,104)
Tax expense	1,432	361
Under/(Over) provision in prior financial year	63	(25)
Acquisition of subsidiaries	—	706
Currency translation adjustments	(161)	124
End of financial year	4,302	4,554